Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000004025 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000004025 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000004025 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000004025 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004025 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004025 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004025 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004025 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004027 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000004027 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000004027 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000004027 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004027 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004027 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004027 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004027 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004029 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000004029 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000004029 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000004029 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004029 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004029 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004029 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004029 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213745 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000213745 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000213745 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213745 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213745 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213745 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213745 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213745 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004026 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000004026 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000004026 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000004026 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004026 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004026 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004026 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004026 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	3.50%